Document and Entity Information	Jan. 08, 2026
Cover [Abstract]
Entity Registrant Name	RPM INTERNATIONAL INC/DE/
Amendment Flag	false
Entity Central Index Key	0000110621
Document Type	8-K
Document Period End Date	Jan. 08, 2026
Entity Incorporation State Country Code	DE
Entity File Number	1-14187
Entity Tax Identification Number	02-0642224
Entity Address, Address Line One	2628 Pearl Road
Entity Address, City or Town	Medina
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44256
City Area Code	(330)
Local Phone Number	273-5090
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	RPM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false